UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/08 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2008

Shares		Value

COMMON STOCKS (97.1%)

	AEROSPACE/DEFENSE (0.8%)
217,000	Bombardier, Inc. Class B	$1,133,825
	APPAREL (1.0%)
30,000	Warnaco Group, Inc. (The) *	1,358,700
	BEVERAGE - ALCOHOLIC (1.0%)
30,000	Central European Distribution Corp. *	1,362,300
	BIOTECHNOLOGY (2.1%)
43,000	Martek Biosciences Corp. *	1,351,060
20,000	Techne Corp. *	1,442,400
		2,793,460

	CABLE TV (1.0%)
70,000	Comcast Corp. Class A	1,380,400
	CHEMICAL - BASIC (4.8%)
17,000	Agrium, Inc.	953,360
23,000	Compass Minerals International, Inc.	1,204,970
21,000	FMC Corp.	1,079,190
60,000	Olin Corp.	1,164,000
8,000	Potash Corporation of Saskatchewan, Inc.	1,056,080
33,000	Terra Industries, Inc.	970,200
		6,427,800

	CHEMICAL - SPECIALTY (1.8%)
26,000	Airgas, Inc.	1,290,900
12,000	CF Industries Holdings, Inc.	1,097,520
		2,388,420

	COAL (0.9%)
33,000	Massey Energy Co.	1,177,110
	COMPUTER & PERIPHERALS (1.1%)
47,000	Synaptics, Inc. *	1,420,340
	COMPUTER SOFTWARE & SERVICES (3.3%)
40,000	Accenture Ltd. Class A	1,520,000
26,000	ManTech International Corp. Class A *	1,541,540
24,000	SAP AG ADR	1,282,320
		4,343,860

	DIVERSIFIED COMPANIES (0.9%)
15,000	Valmont Industries, Inc.	1,240,350
	DRUG (6.0%)
21,000	Celgene Corp. *	1,328,880
14,000	Covance, Inc. *	1,237,740
30,000	Gilead Sciences, Inc. *	1,367,400
28,000	OSI Pharmaceuticals, Inc. *	1,380,120
42,000	PAREXEL International Corp. *	1,203,720
38,000	Perrigo Co.	1,461,480
		7,979,340

	E-COMMERCE (0.9%)
169,000	Sapient Corp. *	1,255,670
	EDUCATIONAL SERVICES (1.8%)
15,000	ITT Educational Services, Inc. *	1,213,650

6,000	Strayer Education, Inc.	1,201,560
		2,415,210

	ELECTRICAL EQUIPMENT (1.1%)
37,000	FLIR Systems, Inc. *	1,421,540
	ELECTRICAL UTILITY - WEST (1.0%)
48,000	MDU Resources Group, Inc.	1,392,000
	ELECTRONICS (0.9%)
31,000	Amphenol Corp. Class A	1,244,340
	ENTERTAINMENT TECHNOLOGY (1.0%)
44,000	Netflix, Inc. *	1,358,720
	ENVIRONMENTAL (3.9%)
47,000	American Ecology Corp.	1,300,490
67,000	Calgon Carbon Corp. *	1,364,120
19,000	Clean Harbors, Inc. *	1,283,450
54,000	Tetra Tech, Inc. *	1,299,240
		5,247,300

	FINANCIAL SERVICES - DIVERSIFIED (2.0%)
77,000	Crawford & Co. Class B *	1,170,400
32,000	Global Payments, Inc.	1,435,520
		2,605,920

	HEALTH CARE INFORMATION SYSTEMS (1.0%)
46,000	Computer Programs & Systems, Inc.	1,331,700
	HOUSEHOLD PRODUCTS (1.1%)
23,000	Church & Dwight Company, Inc.	1,428,070
	HUMAN RESOURCES (1.9%)
153,000	On Assignment, Inc. *	1,205,640
61,000	Resources Connection, Inc. *	1,374,330
		2,579,970

	INDUSTRIAL SERVICES (3.0%)
50,000	EMCOR Group, Inc. *	1,316,000
20,000	FTI Consulting, Inc. *	1,444,800
30,000	Unifirst Corp.	1,292,700
		4,053,500

	INFORMATION SERVICES (1.9%)
14,000	Dun & Bradstreet Corp. (The)	1,321,040
53,000	Gartner, Inc. *	1,202,040
		2,523,080

	MACHINERY (6.6%)
28,000	Bucyrus International, Inc. Class A	1,251,040
28,000	Cummins, Inc.	1,224,160
27,000	Curtiss-Wright Corp.	1,227,150
14,000	Flowserve Corp.	1,242,780
19,000	Lincoln Electric Holdings, Inc.	1,221,890
41,000	Robbins & Myers, Inc.	1,268,130
27,000	Wabtec Corp.	1,383,210
		8,818,360

1

The Value Line Fund, Inc.

September 30, 2008

Shares		Value

	MARITIME (1.0%)
34,000	Gorman-Rupp Co. (The)	$1,282,480
	MEDICAL SERVICES (2.1%)
28,000	Amedisys, Inc. *	1,362,760
82,000	American Medical Systems Holdings, Inc. *	1,456,320
		2,819,080

	MEDICAL SUPPLIES (8.1%)
9,000	Alcon, Inc.	1,453,590
96,000	CryoLife, Inc. *	1,259,520
34,000	Illumina, Inc. *	1,378,020
32,000	St. Jude Medical, Inc. *	1,391,680
38,000	STERIS Corp.	1,428,040
50,000	Thoratec Corp. *	1,312,500
23,000	Varian Medical Systems, Inc. *	1,313,990
38,000	Zoll Medical Corp. *	1,243,360
		10,780,700

	OILFIELD SERVICES/EQUIPMENT (1.8%)
22,000	ENSCO International, Inc.	1,267,860
26,000	Helmerich & Payne, Inc.	1,122,940
		2,390,800

	PACKAGING & CONTAINER (0.9%)
30,000	Rock-Tenn Co. Class A	1,199,400
	PHARMACY SERVICES (0.9%)
47,000	Catalyst Health Solutions, Inc. *	1,227,640
	POWER (0.8%)
19,000	Energy Conversion Devices, Inc. *	1,106,750
	PRECISION INSTRUMENT (4.7%)
21,000	Axsys Technologies, Inc. *	1,237,740
94,000	Bruker Corp. *	1,253,020
34,000	II-VI, Inc. *	1,314,440
10,000	K-Tron International, Inc. *	1,288,300
33,000	Woodward Governor Co.	1,163,910
		6,257,410

	RAILROAD (4.9%)
24,000	CSX Corp.	1,309,680
31,000	Genesee & Wyoming, Inc. Class A *	1,163,120
30,000	Kansas City Southern *	1,330,800
21,000	Norfolk Southern Corp.	1,390,410
19,000	Union Pacific Corp.	1,352,040
		6,546,050

	RESTAURANT (3.0%)
37,000	Buffalo Wild Wings, Inc. *	1,488,880
22,000	McDonald's Corp.	1,357,400
24,000	Panera Bread Co. Class A *	1,221,600
		4,067,880

	RETAIL - AUTOMOTIVE (2.0%)
36,000	Advance Auto Parts, Inc.	1,427,760
32,000	Copart, Inc. *	1,216,000
		2,643,760

	RETAIL - SPECIAL LINES (4.1%)
45,000	Aeropostale, Inc. *	1,444,950
23,000	Buckle, Inc. (The)	1,277,420
38,000	Ross Stores, Inc.	1,398,780
44,000	Urban Outfitters, Inc. *	1,402,280
		5,523,430

	RETAIL BUILDING SUPPLY (1.0%)
27,000	Fastenal Co.	1,333,530
	RETAIL STORE (2.1%)
47,000	Big Lots, Inc. *	1,308,010
24,000	Wal-Mart Stores, Inc.	1,437,360
		2,745,370

	SEMICONDUCTOR (2.0%)
69,000	Altera Corp.	1,426,920
162,000	PMC - Sierra, Inc. *	1,202,040
		2,628,960

	STEEL - GENERAL (0.9%)
22,000	Cleveland-Cliffs, Inc.	1,164,680
	TELECOMMUNICATION SERVICES (0.9%)
33,000	NII Holdings, Inc. *	1,251,360
	THRIFT (1.1%)
76,000	Hudson City Bancorp, Inc.	1,402,200
	TRUCKING (1.0%)
21,000	Ryder System, Inc.	1,302,000
	WIRELESS NETWORKING (1.0%)
15,000	Itron, Inc. *	1,327,950

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.1%) (Cost $139,675,628)	129,682,715

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)		3,916,276

NET ASSETS (100%)		$133,598,991

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($133,598,991 ÷ 14,823,483 shares outstanding)		$9.01

*	Non-income producing.
ADR	American Depositary Receipt.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Depreciation
$139,675,628	$4,388,501	$(14,381,414)	$(9,992,913)

2

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$129,682,715	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$129,682,715	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 9/30/08, there were no Level 2 or 3 investments.

Item 2.    Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 24, 2008